Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 29, 2024	Jul. 01, 2023	Jul. 02, 2022	Jul. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for Mr. Hourican ($)(1)	Compensation Actually Paid to Mr. Hourican ($)(2)	Average SCT Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net Earnings MM ($)(6)	Operating Income MM ($)(7)
2024	15,598,250	14,158,576	4,190,684	3,953,550	153	190	1,955	3,481
2023	14,341,020	8,556,035	3,333,442	1,497,738	154	147	1,770	3,210
2022	13,656,506	24,735,090	4,768,765	5,276,821	175	136	1,359	2,638
2021	23,168,494	41,044,027	4,072,368	5,628,058	153	130	524	1,417

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	Values shown are as calculated in the SCT for each given year. Kevin P. Hourican served as CEO in 2021, 2022, 2023 and 2024.Values shown reflect the average total compensation of our non-CEO NEOs, as calculated in the SCT for each given year. Non-CEO NEOs were as follows:
•2024: Greg D. Bertrand, Kenny K. Cheung, Thomas R. Peck, Jr., and Ronald L. Phillips;
•2023: Aaron E. Alt, Greg D. Bertrand, Kenny K. Cheung, Thomas R. Peck, Jr., Neil A. Russell, II, and Judith S. Sansone;
•2022: Aaron E. Alt, Greg D. Bertrand, Tim Ørting Jørgensen, Thomas R. Peck, Jr., and Judith S. Sansone; and
•2021: Aaron E. Alt, Greg D. Bertrand, Joel T. Grade, Tim Ørting Jørgensen, and Thomas R. Peck, Jr.

Peer Group Issuers, Footnote	TSR assumes $100 is invested as of June 27, 2020. TSR represents cumulative return over the applicable period. The Peer Group used for this calculation was the S&P 500 Food/Staple Retail Index which is also reported on Form 10-K in the Performance Graph.

PEO Total Compensation Amount	$ 15,598,250	$ 14,341,020	$ 13,656,506	$ 23,168,494
PEO Actually Paid Compensation Amount	$ 14,158,576	8,556,035	24,735,090	41,044,027
Adjustment To PEO Compensation, Footnote	Values shown represent Mr. Hourican’s CAP calculated in accordance with SEC rules. This value is derived in part from outstanding equity compensation that may be realizable in the future, and as such, the values shown do not fully represent the actual final amount of compensation earned or paid to Mr. Hourican during the applicable years. See “Mr. Hourican (CEO) Compensation” below for additional information on the adjustments made to Mr. Hourican’s total compensation to determine CAP for each year.
Mr. Hourican (CEO) Compensation
To determine the value of CAP for Mr. Hourican in the PVP table above, the following amounts were deducted from and added to, as applicable, Mr. Hourican’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total for Mr. Hourican ($)	SCT Reported Equity Award Value for Mr. Hourican ($)	Equity Award Adjustments for Mr. Hourican ($)(1)	Change in the Actuarial Present Value of Pension Benefits for Mr. Hourican ($)	Pension Benefit Adjustments for Mr. Hourican ($)	Compensation Actually Paid to Mr. Hourican ($)
2024	15,598,250	(11,830,646)	10,390,972	—	—	14,158,576
2023	14,341,020	(11,075,303)	5,290,318	—	—	8,556,035
2022	13,656,506	(10,137,657)	21,216,241	—	—	24,735,090
2021	23,168,494	(19,155,231)	37,030,764	—	—	41,044,027
(1)Represents the year-over-year change in the fair value of equity awards to Mr. Hourican as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	11,177,089	(810,354)	—	(493,976)	—	518,213	10,390,972
2023	8,298,461	(1,803,464)	—	(1,508,143)	—	303,464	5,290,318
2022	13,067,265	4,093,998	—	3,450,805	—	604,173	21,216,241
2021	28,685,543	6,990,463	—	983,825	—	370,933	37,030,764
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates.

Non-PEO NEO Average Total Compensation Amount	$ 4,190,684	3,333,442	4,768,765	4,072,368
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,953,550	1,497,738	5,276,821	5,628,058
Adjustment to Non-PEO NEO Compensation Footnote	Values shown represent the average non-CEO NEOs CAP calculated in accordance with SEC rules. This value is derived in part from outstanding equity compensation that may be realizable in the future, and as such, the values shown do not fully represent the actual final amount of compensation earned or paid to the NEOs during the applicable years. See “Average Non-CEO NEOs Compensation” below for additional information on the adjustments made to the Non-CEO NEOs total compensation to determine CAP for each year.
Average Non-CEO NEO Compensation
To determine the value of CAP for the non-CEO NEOs in the PVP table above, the following amounts were deducted from and added to, as applicable, the average total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	Average SCT Total for Non-CEO NEOs ($)	Average SCT Reported Equity Award Value for Non-CEO NEOs ($)	Average Equity Award Adjustments for Non-CEO NEOs ($)(1)	Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($)	Pension Benefit Adjustments for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	4,190,684	(2,504,411)	2,267,277	—	—	3,953,550
2023	3,333,442	(2,145,906)	310,202	—	—	1,497,738
2022	4,768,765	(2,635,513)	3,143,569	—	—	5,276,821
2021	4,072,368	(2,275,596)	3,831,286	—	—	5,628,058
(1)Represents the year-over-year change in the fair value of equity awards to our Non-CEO NEO’s as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	2,382,551	(133,187)	—	(96,373)	—	114,286	2,267,277
2023	1,385,454	(191,650)	—	(318,402)	(609,532)	44,332	310,202
2022	2,808,683	286,402	—	253,935	(287,778)	82,327	3,143,569
2021	3,015,663	474,690	—	275,233	—	65,700	3,831,286
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Sysco 4-year Cumulative TSR vs. Peer 4-year Cumulative TSR

■	CEO - Hourican	■	Avg. NEOs	TSR	Peer TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Earnings

■	CEO - Hourican	■	Avg. NEOs	Net Earnings

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Operating Income(1)

■	CEO - Hourican	■	Avg. NEOs	Operating Income
(1)Operating Income includes non-GAAP adjustments. See reconciliation in Annex I – Non-GAAP Reconciliations.

Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Sysco 4-year Cumulative TSR vs. Peer 4-year Cumulative TSR

■	CEO - Hourican	■	Avg. NEOs	TSR	Peer TSR

Total Shareholder Return Amount	$ 153	154	175	153
Peer Group Total Shareholder Return Amount	190	147	136	130
Net Income (Loss)	$ 1,955,000,000	$ 1,770,000,000	$ 1,359,000,000	$ 524,000,000
Company Selected Measure Amount	3,481,000,000	3,210,000,000	2,638,000,000	1,417,000,000
PEO Name	Kevin P. Hourican	Kevin P. Hourican	Kevin P. Hourican	Kevin P. Hourican
Additional 402(v) Disclosure	Net Earnings reflected represents GAAP Net Earnings as reported on Form 10-K within the Key Operating Metrics.Relationship of Compensation Actually Paid and Performance Measures
The following charts describe the relationship of CAP to the performance measures listed in the PVP Table above. Generally, CAP has a low correlation with the financial measures for the years shown in the charts below. Sysco places significant emphasis on equity compensation, which is sensitive to stock price changes. Due to the sensitivity of CAP to stock price changes, the timing of the grants and the changes in stock price thereafter significantly influence the CAP each year, as determined under Item 402(v) of
Regulation S-K.

Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Non-GAAP Measure Description	Operating Income is the Company-selected performance measure, per the requirements of item 402(v) of Regulation S-K. See reconciliation in Annex I – Non-GAAP Reconciliations.
Measure:: 2
Pay vs Performance Disclosure
Name	Cost Per Piece
Measure:: 3
Pay vs Performance Disclosure
Name	EPS Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Local Case Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Market Share Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 7
Pay vs Performance Disclosure
Name	Sales Growth
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,830,646)	(11,075,303)	(10,137,657)	(19,155,231)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,390,972	5,290,318	21,216,241	37,030,764
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,177,089	8,298,461	13,067,265	28,685,543
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(810,354)	(1,803,464)	4,093,998	6,990,463
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(493,976)	(1,508,143)	3,450,805	983,825
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	518,213	303,464	604,173	370,933
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,504,411)	(2,145,906)	(2,635,513)	(2,275,596)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,267,277	310,202	3,143,569	3,831,286
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,382,551	1,385,454	2,808,683	3,015,663
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,187)	(191,650)	286,402	474,690
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,373)	(318,402)	253,935	275,233
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(609,532)	(287,778)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 114,286	$ 44,332	$ 82,327	$ 65,700